Shareholder Fees {- Growth & Income Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-08 | Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)